Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Registrant Name	LexinFintech Holdings Ltd.
Entity Central Index Key	0001708259
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Trading Symbol	lx
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	217,070,940
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	110,647,199